Result of Operations - Summary of Revenues (Detail) - EUR (€) € in Thousands		6 Months Ended
		Jun. 30, 2019	Jun. 30, 2018
Disclosure of reporting entity [abstract]
Out-licensing revenue			€ 2,399
C-Cathez sales		€ 0	0
Other revenue			119
Total Revenue	[1]		€ 2,518

[1]	The interim condensed financial statements are unaudited financial statements